Financial Assets at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through other comprehensive income [abstract]
Summary of Financial Assets at Fair Value Through Other Comprehensive Income

		Group
	2021	2020
	£m	£m
Debt securities	5,833	8,929
Loans and advances to customers	18	21
	5,851	8,950